EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 14:- EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2016	2015	2014
Net income	$724,847	$685,866	$659,571

Weighted average ordinary shares outstanding (in thousands)	170,155	179,218	188,487

Dilutive effect:
Employee stock options, RSUs and PSUs (in thousands)	3,141	4,401	3,813

Diluted weighted average ordinary shares outstanding (in thousands)	173,296	183,619	192,300

Basic earnings per ordinary share	$4.26	$3.83	$3.50

Diluted earnings per ordinary share	$4.18	$3.74	$3.43